Disposition of Feng Hui (Details) - Schedule of operations and comprehensive income (loss) (Parentheticals) - Fair Value [Member]	Dec. 31, 2019 USD ($)
Disposition of Feng Hui (Details) - Schedule of operations and comprehensive income (loss) (Parentheticals) [Line Items]
Assets held for sale	$ 1,593,879
Liabilities held for sale	$ 57,601,524